UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Marshall Wace Asia Ltd.
Address: 2812-2815, 28th Fl., 1 Harbour View Rd., One International Finance Centre, Central, Hong Kong

13 File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:      Christopher Messiana
Title:     Head of Operations - Americas
Phone:     203.625.3200
Signature, Place and Date of Signing:

      February 14, 2011


Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    13

Form 13F Information Table Value Total:    157676(*1000)

                                                               FORM 13F INFORMATION TABLE
                                                               VALUE     SHARES/ SH/ PUT/     INVSTMT   OTHER     VOTING AUTHORITY
          NAME OF ISSUER      TITLE OF CLASS     CUSIP        x($1000)  PRN AMT  PRN CALL     DISCRETN MANAGERS  SOLE  SHARED  NONE
  ---------------------------- ---------------- --------- 	-------- -------- --- ----   -------- --------- ------ -------- -
D	CITIGROUP INC		COMMON STOCK	172967424	34631	1316270	SH		SOLE	0	1316270	0	0
D	E*TRADE FINANCIA	COMMON STOCK	269246401	14184	1781935	SH		SOLE	0	1781935	0	0
D	FIFTH THIRD BANC	COMMON STOCK	316773100	13253	1041874	SH		SOLE	0	1041874	0	0
D	FOCUS MEDIA-ADR		ADRS STOCK	34415V109	132	6749	SH		SOLE	0	6749	0	0
D	HOME INNS & -ADR	ADRS STOCK	43713W107	70	2699	SH		SOLE	0	2699	0	0
D	HUNTINGTON BANC		COMMON STOCK	446150104	25475	4640301	SH		SOLE	0	4640301	0	0
D	IPATH-S&P S/T FU	ETF STOCK	06740C261	5500	154792	SH		SOLE	0	154792	0	0
D	ISHARES-SINGAPOR	ETF STOCK	464286673	856	79000	SH		SOLE	0	79000	0	0
D	KEYCORP			COMMON STOCK	493267108	15961	2075568	SH		SOLE	0	2075568	0	0
D	US BANCORP		COMMON STOCK	902973304	14366	531078	SH		SOLE	0	531078	0	0
D	VISA INC-CLASS A	COMMON STOCK	92826C839	12629	124387	SH		SOLE	0	124387	0	0
D	WESTERN UNION		COMMON STOCK	959802109	20520	1123758	SH		SOLE	0	1123758	0	0
D	YOUKU INC-ADR		ADRS STOCK	98742U100	100	6400	SH		SOLE	0	6400	0	0
S REPORT SUMMARY                13 DATA RECORDS              0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED